Note Payable to Shareholder (Details Narrative) - USD ($) $ in Thousands	2 Months Ended	3 Months Ended	6 Months Ended
	Nov. 07, 2013	Jun. 30, 2014	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Note Payable to Shareholder and Advance from Shareholders [Line Items]
Notes payable			$ 173,610		$ 107,692	$ 78,318
Loans paid amount			109,993	$ 49,093
A. Lorne Weil [Member]
Note Payable to Shareholder and Advance from Shareholders [Line Items]
Notes payable	$ 150				79
Loans paid amount	$ 70	$ 1
Loans unpaid amount			$ 79		$ 79	$ 80	$ 80